THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL CAPITAL GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%

	Shares	Value
Brazil — 7.7%
Centrais Eletricas Brasileiras	279,800	$2,232,147
Hapvida Participacoes e Investimentos *	3,525,002	3,391,640
MercadoLibre*	4,359	3,688,760
Rumo	440,400	1,552,317
Sendas Distribuidora	179,200	660,831
Vale ADR, Cl B	141,584	2,402,680
		13,928,375
Burkina Faso — 1.0%
Endeavour Mining	77,829	1,640,240
Endeavour Mining	11,003	235,335
		1,875,575
Canada — 3.1%
Ivanhoe Mines, Cl A *	705,832	5,573,934

Chile — 0.4%
Sociedad Quimica y Minera de Chile ADR	8,598	686,464

China — 41.4%
Akeso, Cl B *	292,000	1,608,723
Alibaba Group Holding ADR *	38,306	3,374,376
Alibaba Group Holding *	536,303	5,926,513
Baidu, Cl A *	213,512	3,055,662
Beijing Oriental Yuhong Waterproof Technology, Cl A	219,000	1,057,559
CALB *	101,300	234,659
Country Garden Services Holdings	1,327,856	3,307,327
Fujian Sunner Development, Cl A	597,733	2,036,954
Full Truck Alliance ADR *	447,995	3,583,960
Geely Automobile Holdings	3,666,000	5,354,602
Kuaishou Technology, Cl B *	868,864	7,909,440
Li Auto ADR *	44,294	903,598
Li Auto, Cl A *	227,600	2,239,563
Lizhong Sitong Light Alloys Group, Cl A	407,500	1,450,814
Meituan, Cl B *	267,800	5,994,229
Pinduoduo ADR *	115,885	9,450,422
QuakeSafe Technologies, Cl A	247,766	1,666,220
Shandong Head Group, Cl A	202,200	652,117
Shenzhen Senior Technology Material, Cl A	719,557	2,200,581
Silergy	29,000	411,853
Skshu Paint, Cl A	107,600	1,761,887
Tencent Holdings	205,995	8,815,217

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL CAPITAL GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Trip.com Group ADR *	43,728	$1,504,243
		74,500,519

Ghana — 1.6%
Kosmos Energy *	276,182	1,756,517
Tullow Oil *	2,526,480	1,122,043
		2,878,560
Greece — 0.6%
Eurobank Ergasias Services and Holdings *	1,035,973	1,166,450

India — 10.8%
ICICI Bank	474,816	5,112,895
Indian Hotels, Cl A	245,886	947,076
InterGlobe Aviation *	133,400	3,237,365
Maruti Suzuki India	37,076	3,762,096
Reliance Industries	84,283	2,595,016
State Bank of India	504,005	3,738,763
		19,393,211
Indonesia — 3.1%
Bank Mandiri Persero	3,483,500	2,220,892
Bank Rakyat Indonesia Persero	10,716,200	3,400,548
		5,621,440
Macao — 1.4%
Sands China *	748,000	2,482,168

Mexico — 1.1%
Cemex ADR *	489,523	1,982,568

Peru — 0.1%
Hochschild Mining	234,079	197,807

Philippines — 0.6%
Ayala Land	1,819,100	1,009,798

Russia — –%
Rosneft Oil PJSC (A)	292,949	—

Saudi Arabia — 2.2%
Saudi Arabian Oil	199,971	1,716,538
Saudi Basic Industries	37,122	888,007
Saudi National Bank	97,001	1,305,589
		3,910,134

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL CAPITAL GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

South Africa — 3.9%
Gold Fields ADR	429,844	$4,448,886
MTN Group	336,179	2,515,168
		6,964,054

South Korea — 2.9%
Doosan Fuel Cell *	53,751	1,259,805
Samsung Biologics *	2,838	1,845,311
SK Hynix	35,576	2,122,608
		5,227,724

Taiwan — 7.7%
Globalwafers	85,000	1,182,265
MediaTek	276,660	5,625,823
Taiwan Semiconductor Manufacturing ADR	33,256	2,477,239
Taiwan Semiconductor Manufacturing	217,304	3,170,954
Unimicron Technology	357,000	1,393,828
		13,850,109
United Arab Emirates — 0.7%
Aldar Properties PJSC	1,042,305	1,257,242

Vietnam — 1.8%
Hoa Phat Group JSC	2,667,019	2,036,324
Vincom Retail JSC *	1,122,993	1,252,798
		3,289,122

Zambia — 6.1%
First Quantum Minerals	528,728	11,039,312
TOTAL COMMON STOCK (Cost $168,116,506).		176,834,566

PREFERRED STOCK — 2.1%

Brazil — 0.9%
Banco Bradesco (B)	578,201	1,659,121

Chile — 1.2%
Sociedad Quimica y Minera de Chilen, Cl B (B)	27,802	2,238,649

TOTAL PREFERRED STOCK
(Cost $3,429,192)		3,897,770

TOTAL INVESTMENTS — 100.3%
(Cost $171,545,698)		$180,732,336

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL CAPITAL GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2022 (UNAUDITED)

Percentages are based on Net Assets of $180,141,489.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR	American Depositary Receipt
Cl	Class
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RWC-QH-001-1100